Business Segments [Text Block] (Tables)	12 Months Ended
Mar. 31, 2016
Segment Reporting [Abstract]
Financial Information by Business Segment [Table Text Block]

	Retail Banking Business Group	Corporate Banking Business Group	Trust Assets Business Group	Global Business Group			Total	Global Markets Business Group	Other	Total
				Other than MUAH /Krungsri	MUAH	Krungsri(2)
	(in billions)
Fiscal year ended March 31, 2014:
Net revenue:	¥1,283.6	¥912.5	¥159.0	¥540.5	¥375.9	¥—	¥916.4	¥604.7	¥(12.8)	¥3,863.4
BTMU and MUTB:	573.7	786.9	66.1	419.9	—	—	419.9	440.0	0.1	2,286.7
Net interest income	403.5	359.9	—	212.2	—	—	212.2	243.9	88.3	1,307.8
Net fees	161.9	338.9	66.1	164.7	—	—	164.7	(23.2)	(62.3)	646.1
Other	8.3	88.1	—	43.0	—	—	43.0	219.3	(25.9)	332.8
Other than BTMU and MUTB(1)	709.9	125.6	92.9	120.6	375.9	—	496.5	164.7	(12.9)	1,576.7
Operating expenses	952.2	444.6	95.4	292.9	266.9	—	559.8	185.0	163.0	2,400.0

Operating profit (loss)	¥331.4	¥467.9	¥63.6	¥247.6	¥109.0	¥—	¥356.6	¥419.7	¥(175.8)	¥1,463.4

Fiscal year ended March 31, 2015:
Net revenue:	¥1,299.4	¥949.3	¥171.5	¥611.6	¥442.4	¥240.3	¥1,294.3	¥661.7	¥(11.7)	¥4,364.5
BTMU and MUTB:	577.5	818.1	71.0	480.9	—	—	480.9	496.3	30.7	2,474.5
Net interest income	374.9	349.4	—	236.1	—	—	236.1	276.7	163.9	1,401.0
Net fees	190.7	375.4	71.0	190.6	—	—	190.6	(34.8)	(95.0)	697.9
Other	11.9	93.3	—	54.2	—	—	54.2	254.4	(38.2)	375.6
Other than BTMU and MUTB(1)	721.9	131.2	100.5	130.7	442.4	240.3	813.4	165.4	(42.4)	1,890.0
Operating expenses	958.8	454.5	103.2	365.0	306.0	123.7	794.7	204.4	185.5	2,701.1

Operating profit (loss)	¥340.6	¥494.8	¥68.3	¥246.6	¥136.4	¥116.6	¥499.6	¥457.3	¥(197.2)	¥1,663.4

Fiscal year ended March 31, 2016:
Net revenue:	¥1,259.2	¥911.2	¥172.2	¥579.7	¥437.9	¥261.6	¥1,279.2	¥633.8	¥(9.4)	¥4,246.2
BTMU and MUTB:	534.9	769.4	74.3	449.2	—	—	449.2	453.0	108.0	2,388.8
Net interest income	355.7	321.2	—	209.7	—	—	209.7	248.3	184.4	1,319.3
Net fees	171.8	369.8	74.3	187.1	—	—	187.1	(23.9)	(85.4)	693.7
Other	7.4	78.4	—	52.4	—	—	52.4	228.6	9.0	375.8
Other than BTMU and MUTB(1)	724.3	141.8	97.9	130.5	437.9	261.6	830.0	180.8	(117.4)	1,857.4
Operating expenses	972.6	450.9	102.0	365.8	318.0	131.2	815.0	207.1	147.6	2,695.2

Operating profit (loss)	¥286.6	¥460.3	¥70.2	¥213.9	¥119.9	¥130.4	¥464.2	¥426.7	¥(157.0)	¥1,551.0

Notes:

(1)	Includes MUFG and its subsidiaries other than BTMU and MUTB.
(2)	In January 2015, the MUFG Group integrated the former BTMU Bangkok branch with Krungsri. In the above table, the net revenue, operating expenses and operating profit of the former BTMU Bangkok branch for the fiscal year ended March 31, 2015 are included in the Global Business Group, but not in Krungsri. The net revenue, operating expenses and operating profit of the former BTMU Bangkok branch were ¥21.9 billion, ¥7.5 billion and ¥14.4 billion for the fiscal year ended March 31, 2015, respectively.

Reconciliation of Operating Profit (Loss) from Segments to Consolidated Statements of Income [Table Text Block]

	2014	2015	2016
	(in billions)
Operating profit:	¥1,463	¥1,663	¥1,551
Credit (provision) for credit losses	106	(87)	(232)
Trading account profits (losses)—net	(394)	636	(6)
Equity investment securities gains—net	170	90	105
Debt investment securities losses—net	(6)	(45)	(19)
Foreign exchange gains (losses)—net	(48)	(117)	129
Equity in earnings of equity method investees—net	111	173	177
Impairment of goodwill	(8)	(3)	(334)
Impairment of intangible assets	—	(1)	(118)
Other—net	26	(46)	(90)

Income before income tax expense	¥1,420	¥2,263	¥1,163